Summary of Significant Accounting Policies - Reclassification of Accounts (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortized debt issuance costs associated to the bonds	$ 96,992	¥ 672,831	¥ 5,134,902	¥ 5,134,902
Prepaid expenses	479,346		3,217,488		¥ 3,325,225
Bonds payable-Outstanding principal			319,572,092
2013 Bonds
Amortized debt issuance costs associated to the bonds	$ 61,685	¥ 427,908	5,134,902	5,134,902
Bonds payable-Outstanding principal					¥ 320,000,000
2013 Bonds | ASU 2015-03
Amortized debt issuance costs associated to the bonds			(427,908)
Prepaid expenses			(427,908)
Bonds payable-Outstanding principal			319,572,092
2013 Bonds | ASU 2015-03 | Interest expense
Amortized debt issuance costs associated to the bonds			¥ 5,134,902	¥ 5,134,902